Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt, Weighted Average Interest Rates And Due Dates
Long-term debt, interest rates and due dates at December 31 are as follows:

	2020			2019
	Year-end Interest Rate	Due Date Through	Balance	Year-end Interest Rate	Due Date Through	Balance
Senior Notes [1]	3.4%	2022	$300.0	3.4%	2022	$300.0
Senior Notes [1]	3.8%	2024	300.0	3.8%	2024	300.0
Senior Notes [1]	3.5%	2027	500.0	3.5%	2027	500.0
Senior Notes [1]	4.4%	2029	500.0	4.4%	2029	500.0
Term Loan [2]	3.0%	2024	305.0	2.9%	2024	462.5
Industrial development bonds, principally variable interest rates	.3%	2030	3.8	1.6%	2030	3.8
Commercial paper [3]	—%	2024	—	2.0%	2024	61.5
Finance leases (primarily vehicles)			3.6			4.2
Other, partially secured			.5			.5
Unamortized discounts and deferred loan cost			(12.7)			(14.9)
Total debt			1,900.2			2,117.6
Less: current maturities			50.9			51.1
Total long-term debt			$1,849.3			$2,066.5
[1] Senior Notes are unsecured and unsubordinated obligations. For each of the Senior Notes: (i) interest is paid semi-annually in arrears; (ii) principal is due at maturity with no sinking fund; and (iii) we may, at our option, at any time, redeem all or a portion of any of the debt at a make-whole redemption price equal to the greater of: (a) 100% of the principal amount of the notes being redeemed; and (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon, discounted to the date of redemption on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at a specified discount rate, determined by the terms of each respective note. The Senior Notes may also be redeemed by us within 90 days of maturity at 100% of the principal amount plus accrued and unpaid interest, and we are required to offer to purchase such notes at 101% of the principal amount, plus accrued and unpaid interest, if we experience a Change of Control Repurchase Event, as defined in the Senior Notes. Also, each respective Senior Note contains restrictive covenants, including a limitation on secured debt of 15% of our consolidated assets, a limitation on sale and leaseback transactions, and a limitation on certain consolidations, mergers, and sales of assets.
2 In January 2019, we issued a $500.0 five-year Term Loan A with our current bank group. We pay quarterly principal installments of $12.5 through the maturity date of January 2024, at which time we will pay the remaining principal. Additional principal payments, including a complete early payoff, are allowed without penalty. As of December 31, 2020, we had repaid $195.0, including prepayments on a portion of Term Loan A of $60.0 in the third quarter and $47.5 in the fourth quarter of 2020. The Term Loan A bears a variable interest rate as defined in the agreement and was 3.0% at December 31, 2020. Interest is payable based upon a time interval that depends on the selection of interest rate period.
[3] The weighted average interest rate for the net commercial paper activity during the years ended December 31, 2020 and 2019 was 2.0% and 2.6%, respectively.

Schedule of Maturities of Long-Term Debt	Maturities are as follows:

Year ended December 31
2021	$50.9
2022	350.4
2023	50.9
2024	454.3
2025	—
Thereafter	993.7
$1,900.2

Schedule of Amounts Outstanding Related to Commercial Paper Program
Amounts outstanding at December 31 related to our commercial paper program were:

	2020	2019
Total program authorized	$1,200.0	$1,200.0

Commercial paper outstanding (classified as long-term debt)	—	(61.5)
Letters of credit issued under the credit facility	—	—
Total program usage	—	(61.5)
Total program available	$1,200.0	$1,138.5